UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06501

Name of Fund: BlackRock MuniYield Michigan Quality Fund II, Inc. (MYM)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock MuniYield Michigan Quality Fund II, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 07/31/2012

Date of reporting period: 10/31/2011

Item 1 – Schedule of Investments

Schedule of Investments October 31, 2011 (Unaudited)	BlackRock MuniYield Michigan Quality Fund II, Inc. (MYM)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Michigan — 136.3%
Corporate — 5.9%
Delta County EDC, Refunding RB, Mead Westvaco-Escanaba, Series A, 6.25%, 4/15/17 (a)	$2,420	$2,485,873
Dickinson County EDC Michigan, Refunding RB, International Paper Co. Project, Series A, 5.75%, 6/01/16	2,500	2,548,825
Monroe County EDC Michigan, Refunding RB, Detroit Edison Co. Project, Series AA (NPFGC), 6.95%, 9/01/22	3,805	4,827,974
		9,862,672
County/City/Special District/School District — 36.3%
Adrian City School District Michigan, GO (AGM), 5.00%, 5/01/14 (a)	2,400	2,654,040
Allendale Public School District Michigan, GO, School Building & Site, Series A (AGM), 5.50%, 5/01/16	1,000	1,152,090
Anchor Bay School District, GO, Refunding (Q-SBLF):
4.13%, 5/01/25	2,000	2,007,020
4.25%, 5/01/26	1,145	1,152,122
4.38%, 5/01/27	640	647,200
4.38%, 5/01/28	400	401,856
4.50%, 5/01/29	605	610,590
Bay City School District Michigan, GO, School Building & Site (AGM), 5.00%, 5/01/36	1,110	1,135,108
Charter Township of Canton Michigan, GO, Capital Improvement (AGM):
5.00%, 4/01/25	1,250	1,322,775
5.00%, 4/01/26	1,250	1,313,400
5.00%, 4/01/27	500	522,880
City of Oak Park Michigan, GO, Street Improvement (NPFGC), 5.00%, 5/01/30	600	622,236
Comstock Park Public Schools, GO, School Building & Site, Series B (Q-SBLF):
5.50%, 5/01/36	450	480,888
5.50%, 5/01/41	830	884,996
County of Genesee Michigan, GO, Refunding, Series A (NPFGC), 5.00%, 5/01/19	400	434,628
County of Genesee Michigan, GO, Water Supply System (NPFGC), 5.13%, 11/01/33	500	505,340

Municipal Bonds	Par (000)	Value
Michigan (continued)
County/City/Special District/School District (continued)
Dearborn Brownfield Redevelopment Authority, GO, Limited Tax, Redevelopment, Series A (AGC), 5.50%, 5/01/39	$2,000	$2,128,740
Detroit City School District Michigan, GO, School Building & Site Improvement (FGIC):
Series A, 5.38%, 5/01/13 (a)	1,480	1,588,084
Series B, 5.00%, 5/01/28	1,900	1,910,070
Eaton Rapids Public Schools Michigan, GO, School Building & Site (AGM), 5.25%, 5/01/23	2,000	2,160,800
Fraser Public School District, GO, School Building & Site (AGM), 5.00%, 5/01/25	1,255	1,329,723
Gibraltar School District Michigan, GO, School Building & Site Improvement (FGIC):
5.00%, 5/01/14 (a)	3,065	3,389,430
5.00%, 5/01/28	585	598,227
Goodrich Area School District, GO, School Building & Site (Q-SBLF):
5.50%, 5/01/32	400	432,896
5.50%, 5/01/36	800	853,008
5.50%, 5/01/41	1,000	1,069,430
Grand Blanc Community Schools Michigan, GO (NPFGC):
5.63%, 5/01/17	1,000	1,000,000
5.63%, 5/01/18	1,000	1,000,000
5.63%, 5/01/19	1,100	1,100,000
Grand Rapids Building Authority Michigan, RB, Series A (AMBAC) (a):
5.50%, 10/01/12	535	560,498
5.50%, 10/01/12	130	136,196
Gull Lake Community School District, GO, Refunding (AGM), 4.00%, 5/01/26	615	618,044
Harper Creek Community School District Michigan, GO, Refunding (AGM), 5.00%, 5/01/22	1,000	1,090,430
Harper Woods School District Michigan, GO, Refunding, School Building & Site (FGIC), 5.00%, 5/01/34	10	10,164
Hudsonville Public Schools, GO, School Building & Site (Q-SBLF), 5.25%, 5/01/41	750	793,095

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

ACA	American Capital Access Corp.
AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax (subject to)
CAB	Capital Appreciation Bonds
EDC	Economic Development Corp.
FGIC	Financial Guaranty Insurance Co.
GO	General Obligation Bonds
HDA	Housing Development Authority
NPFGC	National Public Finance Guarantee Corp.
Q-SBLF	Qualified School Bond Loan Fund
RB	Revenue Bonds

BLACKROCK MUNIYIELD MICHIGAN QUALITY FUND II, INC.	OCTOBER 31, 2011	1

Schedule of Investments (continued)	BlackRock MuniYield Michigan Quality Fund II, Inc. (MYM)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Michigan (continued)
County/City/Special District/School District (continued)
Jonesville Community Schools Michigan, GO, Refunding (NPFGC), 5.00%, 5/01/29	$1,085	$1,109,434
L’Anse Creuse Public Schools Michigan, GO, School Building & Site (AGM):
5.00%, 5/01/12	400	408,912
5.00%, 5/01/25	1,000	1,069,010
5.00%, 5/01/26	1,050	1,117,011
L’Anse Creuse Public Schools Michigan, GO, School Building & Site (AGM) (concluded):
5.00%, 5/01/35	2,000	2,039,840
Lincoln Consolidated School District Michigan, GO, Refunding (NPFGC), 4.63%, 5/01/28	2,325	2,365,130
Livonia Public Schools School District Michigan, GO, Refunding, Series A (NPFGC), 5.00%, 5/01/24	500	519,820
Ludington Area School District Michigan, GO (NPFGC), 5.25%, 5/01/23	1,440	1,538,338
New Haven Community Schools Michigan, GO, Refunding, School Building & Site (AGM), 5.00%, 5/01/23	500	529,420
New Lothrop Area Public Schools Michigan, GO, School Building & Site (AGM), 5.00%, 5/01/35	1,200	1,227,024
Pontiac Tax Increment Finance Authority Michigan, Tax Allocation Bonds, Refunding, Tax Increment Development (ACA), 5.38%, 6/01/12 (a)	640	665,248
Reed City Public Schools Michigan, GO, School Building & Site (AGM), 5.00%, 5/01/14 (a)	1,000	1,107,170
Rochester Community School District, GO (NPFGC), 5.00%, 5/01/19	265	296,784
Romulus Community Schools, GO, Refunding (AGM):
4.00%, 5/01/24	685	676,177
4.13%, 5/01/25	715	705,169
4.25%, 5/01/26	740	732,889
4.25%, 5/01/27	725	711,276
4.50%, 5/01/29	630	626,226
Southfield Public Schools Michigan, GO, School Building & Site, Series B (AGM), 5.00%, 5/01/14 (a)	1,000	1,107,170
Sparta Area Schools Michigan, GO, School Building & Site (FGIC), 5.00%, 5/01/14 (a)	1,000	1,104,540
Thornapple Kellogg School District Michigan, GO, School Building & Site (NPFGC), 5.00%, 5/01/32	1,500	1,550,940

Municipal Bonds	Par (000)	Value
Michigan (continued)
County/City/Special District/School District (concluded)
Van Dyke Public Schools Michigan, GO, School Building & Site (AGM), 5.00%, 5/01/28	$750	$790,800
Zeeland Public Schools Michigan, GO, School Building & Site (NPFGC), 5.00%, 5/01/29	1,230	1,255,166
		60,869,498
Education — 8.7%
Ferris State University, Refunding RB, General (AGM):
4.50%, 10/01/23	1,360	1,423,961
4.50%, 10/01/24	1,595	1,652,978
4.50%, 10/01/25	1,405	1,447,895
Michigan Higher Education Facilities Authority, RB, Limited Obligation, Hillsdale College Project, 5.00%, 3/01/35	1,030	1,031,051
Michigan Higher Education Facilities Authority, Refunding RB, Limited Obligation, Creative Studies, 5.90%, 6/01/12 (a)	1,000	1,032,230
Michigan Higher Education Student Loan Authority, RB, Student Loan, Series XVII- Q, AMT (AMBAC), 5.00%, 3/01/31	500	492,655
Michigan State University, Refunding RB, General, Series C:
5.00%, 2/15/40	3,770	3,973,655
5.00%, 2/15/44	1,000	1,044,200
Saginaw Valley State University Michigan, Refunding RB, General (FGIC), 5.00%, 7/01/24	1,450	1,479,812
Western Michigan University, Refunding RB, General, 5.25%, 11/15/40	1,000	1,042,780
		14,621,217
Health — 26.4%
Dickinson County Healthcare System, Refunding RB (ACA), 5.80%, 11/01/24	2,170	2,169,761
Flint Hospital Building Authority Michigan, Refunding RB, Hurley Medical Center (ACA):
6.00%, 7/01/20	640	640,038
Series A, 5.38%, 7/01/20	385	369,615
Kalamazoo Hospital Finance Authority, RB, Bronson Methodist Hospital (AGM), 5.25%, 5/15/36	2,750	2,812,590
Kent Hospital Finance Authority Michigan, RB, Spectrum Health, Series A, 5.00%, 11/15/29	3,000	3,061,680
Michigan State Finance Authority, Refunding RB, Trinity Health Credit:
5.00%, 12/01/31	1,900	1,917,917
5.00%, 12/01/35	1,900	1,904,389

BLACKROCK MUNIYIELD MICHIGAN QUALITY FUND II, INC.	OCTOBER 31, 2011	2

Schedule of Investments (continued)	BlackRock MuniYield Michigan Quality Fund II, Inc. (MYM)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Michigan (continued)
Health (concluded)
Michigan State Hospital Finance Authority, RB:
Ascension Health Senior Credit Group, 5.00%, 11/15/25	$2,300	$2,448,603
Hospital, MidMichigan Obligation Group, Series A (AMBAC), 5.50%, 4/15/18	1,000	1,010,160
McLaren Health Care, Series C, 5.00%, 8/01/35	1,585	1,580,514
Mercy Health Services, Series R (AMBAC), 5.38%, 8/15/26 (a)	2,000	2,007,600
MidMichigan Obligation Group, Series A, 5.00%, 4/15/26	380	382,250
Trinity Health Credit, Series A, 5.00%, 12/01/16 (a)	145	170,743
Trinity Health Credit, Series A, 5.00%, 12/01/26	855	878,889
Trinity Health Credit, Series C, 5.38%, 12/01/30	1,765	1,777,549
Michigan State Hospital Finance Authority, Refunding RB:
5.38%, 12/01/12	1,000	1,054,280
6.25%, 12/01/28	570	632,455
5.38%, 12/01/12 (a)	185	195,042
6.50%, 12/01/33	1,400	1,560,972
Hospital, Crittenton, Series A, 5.63%, 3/01/27	1,300	1,303,939
Hospital, Oakwood Obligation Group, Series A, 5.00%, 7/15/21	400	413,272
Hospital, Oakwood Obligation Group, Series A, 5.00%, 7/15/25	2,470	2,465,678
Hospital, Oakwood Obligation Group, Series A, 5.00%, 7/15/37	3,340	3,085,459
Hospital, Sparrow Obligated, 5.00%, 11/15/31	1,595	1,569,193
Mclaren Health Care, 5.75%, 5/15/38	1,500	1,556,130
Trinity Health Credit, Series D, 5.00%, 8/15/34	1,650	1,664,025
Michigan State Hospital Finance Authority, Refunding RB, Trinity Health Credit, Series A, 6.13%, 12/01/23	940	1,068,949
Royal Oak Hospital Finance Authority Michigan, Refunding RB, William Beaumont Hospital, 8.25%, 9/01/39	1,000	1,186,060
Sturgis Building Authority, RB, Sturgis Hospital Project (FGIC), 4.75%, 10/01/34	3,525	3,481,219
		44,368,971

Municipal Bonds	Par (000)	Value
Michigan (continued)
Housing — 6.0%
Michigan State HDA, RB:
Deaconess Tower AMT (Ginnie Mae), 5.25%, 2/20/48	$1,000	$1,004,380
Michigan State HDA, RB (concluded):
Series A, 6.00%, 10/01/45	4,280	4,280,942
Series A, 4.75%, 12/01/25	2,675	2,723,979
Series A (NPFGC), 5.30%, 10/01/37	20	20,002
Michigan State HDA, Refunding RB, Series A, 6.05%, 10/01/41	2,000	2,082,320
		10,111,623
State — 15.7%
Michigan Municipal Bond Authority, RB:
Clean Water Revolving-Pooled, 5.00%, 10/01/27	760	846,648
State Clean Water, 5.00%, 10/01/27	750	802,485
Michigan Municipal Bond Authority, Refunding RB, Local Government, Charter County Wayne, Series B (AGC):
5.00%, 11/01/14	1,500	1,645,245
5.00%, 11/01/15	1,000	1,109,080
5.00%, 11/01/16	500	564,430
5.38%, 11/01/24	125	138,764
Michigan State Building Authority, RB, Facilities Program, Series H (AGM), 5.00%, 10/15/26	3,000	3,213,210
Michigan State Building Authority, Refunding RB:
Series A, 5.50%, 10/15/45	750	807,765
Series I, 6.25%, 10/15/38	2,350	2,622,929
Series I (AGC), 5.25%, 10/15/24	2,000	2,206,560
Series I (AGC), 5.25%, 10/15/25	1,500	1,645,725
Series I (AGC), 5.25%, 10/15/26	400	435,196
Series II (NPFGC), 5.00%, 10/15/29	2,000	2,032,320
Michigan State Finance Authority, RB, Local Government Loan Program, Series F, 5.25%, 10/01/41	2,510	2,509,874
Michigan Strategic Fund, RB, Cadillac Place Office Building Project, 5.25%, 10/15/31	1,000	1,039,270
State of Michigan, RB, GAB (AGM), 5.25%, 9/15/27	3,250	3,476,395
State of Michigan, Refunding RB (AGM), 5.25%, 5/15/19	1,000	1,196,830
		26,292,726
Transportation — 12.3%
Wayne County Airport Authority, RB, Detroit Metropolitan Wayne County Airport, AMT (NPFGC):
5.25%, 12/01/25	4,475	4,528,834
5.25%, 12/01/26	3,700	3,728,194
5.00%, 12/01/34	5,200	4,830,072

BLACKROCK MUNIYIELD MICHIGAN QUALITY FUND II, INC.	OCTOBER 31, 2011	3

Schedule of Investments (continued)	BlackRock MuniYield Michigan Quality Fund II, Inc. (MYM)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Michigan (concluded)
Transportation (concluded)
Wayne County Airport Authority, Refunding RB, AMT (AGC):
5.75%, 12/01/26	$3,060	$3,187,939
5.38%, 12/01/32	4,300	4,323,693
		20,598,732
Utilities — 25.0%
City of Detroit Michigan, RB:
Second Lien, Series B (AGM), 7.00%, 7/01/36	2,000	2,356,500
Second Lien, Series B (NPFGC), 5.00%, 7/01/34	2,620	2,464,162
Senior Lien, Series A (AGM), 5.00%, 7/01/25	3,460	3,501,381
Senior Lien, Series A (NPFGC), 5.00%, 7/01/34	4,600	4,601,150
City of Detroit Michigan, Refunding RB, Second Lien, Series C (AGM), 5.00%, 7/01/29	6,475	6,487,885
City of Grand Rapids Michigan, RB (FGIC), 5.00%, 1/01/34	6,900	7,040,967
City of Grand Rapids Michigan, Refunding RB, Series A (NPFGC), 5.50%, 1/01/22	1,500	1,810,365
City of Port Huron Michigan, RB, Water Supply:
5.25%, 10/01/31	190	193,671
5.63%, 10/01/40	500	514,715
City of Wyoming Michigan, RB, Sewer System (NPFGC), 5.00%, 6/01/30	5,300	5,421,794
Lansing Board of Water & Light, RB, Series A:
5.00%, 7/01/27	1,210	1,306,159
5.00%, 7/01/31	2,600	2,740,452
5.00%, 7/01/37	1,270	1,340,663
5.50%, 7/01/41	2,000	2,201,360
		41,981,224
Total Municipal Bonds in Michigan		228,706,663

Guam — 1.1%
County/City/Special District/School District — 0.5%
Territory of Guam, RB, Section 30, Series A, 5.63%, 12/01/29	850	862,903
Utilities — 0.6%
Guam Power Authority, Refunding RB, Series A (AGM), 5.00%, 10/01/37	955	984,758
Total Municipal Bonds in Guam		1,847,661

Puerto Rico — 7.0%
State — 5.7%
Puerto Rico Public Buildings Authority, Refunding RB, Government Facilities, Series M-3 (NPFGC), 6.00%, 7/01/27	1,200	1,270,020
Puerto Rico Sales Tax Financing Corp., Refunding RB:
CAB, Series A (NPFGC), 5.18%, 8/01/43 (b)	12,500	1,697,625

Municipal Bonds	Par (000)	Value
Puerto Rico (concluded)
State (concluded)
Puerto Rico Sales Tax Financing Corp., Refunding RB (concluded):
CAB, Series A (NPFGC), 5.00%, 8/01/46 (b)	$30,000	$3,321,000
First Sub-Series C (AGM), 5.13%, 8/01/42	3,200	3,284,864
		9,573,509
Transportation — 1.3%
Puerto Rico Highway & Transportation Authority, Refunding RB, Series CC (AGC), 5.50%, 7/01/31	2,000	2,158,140
Total Municipal Bonds in Puerto Rico		11,731,649
Total Municipal Bonds – 144.4%		242,285,973

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (c)
Michigan — 10.7%
County/City/Special District/School District — 4.3%
Lakewood Public Schools Michigan, GO, School Building & Site (AGM), 5.00%, 5/01/37	3,970	4,270,946
Portage Public Schools Michigan, GO, School Building & Site (AGM), 5.00%, 5/01/31	2,850	2,970,298
		7,241,244
Education — 6.4%
Saginaw Valley State University, Refunding RB, General (AGM), 5.00%, 7/01/31	2,500	2,613,625
Wayne State University, Refunding RB, General (AGM), 5.00%, 11/15/35	7,790	8,094,044
		10,707,669
Total Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts – 10.7%		17,948,913
Total Long-Term Investments (Cost – $254,755,909) – 155.1%		260,234,886

Short-Term Securities	Shares	Value
BIF Michigan Municipal Money Fund, 0.00% (d)(e)	442,728	442,728
Total Short-Term Securities (Cost – $442,728) – 0.2%		442,728

BLACKROCK MUNIYIELD MICHIGAN QUALITY FUND II, INC.	OCTOBER 31, 2011	4

Schedule of Investments (concluded)	BlackRock MuniYield Michigan Quality Fund II, Inc. (MYM)
(Percentages shown are based on Net Assets)

Total Investments (Cost - $255,198,637*) – 155.3%	$260,677,614
Other Assets Less Liabilities – 2.1%	3,487,185
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable – (5.4)%	(9,038,021)
VRDP Shares, at Liquidation Value – (52.0)%	(87,300,000)
Net Assets Applicable to Common Shares – 100.0%	$167,826,778

*	The cost and unrealized appreciation (depreciation) of investments as of October 31, 2011, as computed for federal income tax purposes, were as follows:

Aggregate cost	$246,167,160
Gross unrealized appreciation	$9,535,550
Gross unrealized depreciation	(4,055,096)
Net unrealized appreciation	$5,480,454

(a)	US government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.

(b)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.

(c)	Securities represent bonds transferred to a TOB in exchange for which the Fund acquired residual interest certificates. These securities serve as collateral in a financing transaction.

(d)	Investments in companies considered to be an affiliate of the Fund during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at July 31, 2011	Net Activity	Shares Held at October 31, 2011	Income

BIF Michigan Municipal Money Fund	3,018,268	(2,575,540)	442,728	$—

(e)	Represents the current yield as of report date.

•

For Fund compliance purposes, the Fund’s sector classifications refer to any one or more of the sector sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. These definitions may not apply for purposes of this report, which may combine such sector sub classifications for reporting ease.

•

Fair Value Measurements - Various inputs are used in determining the fair value of investments. These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

	•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The categorization of a value determined for investments is based on the pricing transparency of the investment and does not necessarily correspond to the Fund’s perceived risk of investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of October 31, 2011 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	—	$260,234,886	—	$260,234,886
Short-Term Securities	$442,728	—	—	442,728
Total	$442,728	$260,234,886	—	$260,677,614

[1]	See above Schedule of Investments for values in each sector.

BLACKROCK MUNIYIELD MICHIGAN QUALITY FUND II, INC.	OCTOBER 31, 2011	5

Item 2 –	Controls and Procedures

2(a) –

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the ″1940 Act″)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock MuniYield Michigan Quality Fund II, Inc.

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock MuniYield Michigan Quality Fund II, Inc.

Date: December 21, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock MuniYield Michigan Quality Fund II, Inc.

Date: December 21, 2011

	By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock MuniYield Michigan Quality Fund II, Inc.

Date: December 21, 2011